CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Cash flows from operating activities
Net income	¥ 2,508,391		$ 385,536	¥ 1,511,576		¥ 998,305
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	176,715		27,161	173,625		122,098
Amortization of acquired intangible assets and land use right	62,419		9,594	100,892		64,201
Allowance for doubtful accounts	15,106		2,322	45,914		4,167
Loss on disposal of property and equipment	17,620		2,708	891		3,759
Impairment of investments	43,205		6,640	80,104		6,000
Impairment of intangible assets	0		0	3,828		57,199
Impairment of goodwill	2,527	[1],[2]	388	17,665	[2],[3]	310,124	[4]
Fair value change of contingent consideration	0		0	0	[3]	(292,471)	[4]
Share-based compensation	257,661		39,602	157,286		185,372
Share of income in equity method investments, net of income taxes	(33,024)		(5,076)	(8,279)		(14,120)
Gain on partial disposal of investments	(45,861)		(7,049)	(25,061)		0
Gain on deconsolidation and disposal of subsidiaries	(37,989)		(5,839)	(103,960)		0
Deferred income taxes, net	3,919		602	(7,768)		(25,039)
Foreign currency exchange (gains) losses, net	2,176		334	(1,158)		38,099
Other non-operating expense	0		0	0		2,165
Changes in operating assets and liabilities, net of business acquisition and disposal of subsidiaries
Accounts receivable, net	18,383		2,825	(34,293)		123,634
Prepayments and other assets	(48,277)		(7,420)	(97,888)		45,128
Amounts due from related parties	155		24	1,839		(1,323)
Inventory	1,434		220	680		(11,080)
Amounts due to related parties	(18,615)		(2,861)	66,328		(13,743)
Accounts payable	(39,060)		(6,003)	36,888		(22,654)
Deferred revenue	366,634		56,351	81,513		25,519
Advances from customers	24,254		3,728	10,783		20,959
Income taxes payable	5,544		852	33,351		18,242
Accrued liabilities and other current liabilities	435,135		66,878	376,379		178,901
Net cash provided by operating activities	3,718,452		571,517	2,421,135		1,823,442
Cash flows from investing activities
Placements of short-term deposits	(9,667,447)		(1,485,861)	(8,027,325)		(1,869,789)
Maturities of short-term deposits	7,361,225		1,131,400	6,324,897		4,257,609
Placements of restricted short-term deposits	(1,000,000)		(153,697)	0		(1,492,799)
Maturities of restricted short-term deposits	0		0	389,221		522,981
Placement of short-term investments	(189,550)		(29,133)	0		0
Maturities of short-term investments	65,000		9,990	0		0
Purchase of property and equipment	(397,327)		(61,068)	(162,395)		(219,843)
Purchase of intangible assets and land use right	(17,749)		(2,728)	(70,029)		(50,931)
Purchase of other non-current assets	(82,645)		(12,702)	(5,403)		(1,926,224)
Cash paid for equity investments	(21,740)		(3,341)	(107,010)		(500)
Cash paid for cost investments	(301,848)		(46,393)	(90,234)		(351,800)
Acquisition of an available-for-sale security	(2,059)		(316)	0		(6,117)
Cash received from disposal of investments	86,714		13,327	22,608		0
Cash dividend received from an equity investee	0		0	6,720		2,400
Acquisition of businesses, net of cash and cash equivalents acquired	(6,161)		(947)	(1,946)		5,553
Deconsolidation and disposal of subsidiaries, net of cash disposed	117,005		17,983	(5,370)		0
Payment on behalf of related parties, net of repayment	23,116		3,553	(10,699)		60,870
Loans to related parties	(24,962)		(3,837)	(44,500)		(159,000)
Repayment of loans from related parties	35,462		5,450	0		160,000
Loans to employees and third parties	(20,550)		(3,158)	(6,605)		(6,037)
Repayment of loans from employees and third parties	4,641		713	4,751		13,237
Proceeds from disposal of property and equipment	1,359		209	181		12,368
Net cash used in investing activities	(4,037,516)		(620,556)	(1,783,138)		(1,048,022)
Cash flows from financing activities
Proceeds from exercise of vested share options	20		3	9		245
Repurchase of common shares	0		0	0		(1,041,686)
Capital contributions from the non-controlling interests	64,875		9,971	10,642		7,798
Capital contributions from mezzanine equity holders	509,535		78,314	0		0
Proceeds from bank borrowings	621,118		95,464	0		1,148,500
Repayment of bank borrowings	0		0	0		(452,000)
Proceeds from issuance of common shares, net of issuance cost	2,950,607		453,500	0		0
Repayment of convertible bonds	(2,753,630)		(423,225)	0		0
Net cash (used in) provided by financing activities	1,392,525		214,027	10,651		(337,143)
Net increase in cash and cash equivalents	1,073,461		164,988	648,648		438,277
Cash and cash equivalents at the beginning of the year	1,579,743		242,802	928,934		475,028
Effect of exchange rate changes on cash and cash equivalents	(35,772)		(5,498)	2,161		15,629
Cash and cash equivalents at the end of the year	2,617,432		402,292	1,579,743		928,934
Supplemental disclosure of cash flows information:
—Cash paid for interest, net of amounts capitalized	(41,729)		(6,414)	(59,884)		(78,186)
—Acquisition of property and equipment in form of accounts payable	16,865		2,592	37,649		66,673
—Income taxes paid	¥ (406,348)		$ (62,455)	¥ (254,931)		¥ (185,124)

[1]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting Total RMB RMB RMB Cost of revenues 39,882 2,877 42,759 Research and development expenses 113,174 9,174 122,348 Sales and marketing expenses 3,626 791 4,417 General and administrative expenses 60,871 27,266 88,137 Share based compensation expenses 217,553 40,108 257,661
[2]	The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results.In December 2016, the Group has identified impairment indicator for 100-Online Education Technology (Beijing) Co., Ltd.(“100-Online”) as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100-Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively.In December 2017, the Group has identified impairment indicator for Guangzhou Zhuque Information Technology Co., Ltd. (“Zhuque”). Based on the results of the impairment assessment, an impairment charge of RMB2,527 for Zhuque was recognized.The above goodwill impairment assessments on 100-Online, Bilin Online and Zhuque adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.
[3]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 9,893 5,677 324 15,894 Research and development expenses 53,085 19,538 6,193 78,816 Sales and marketing expenses 2,781 326 - 3,107 General and administrative expenses 19,523 26,557 13,389 59,469 Share based compensation expenses 85,282 52,098 19,906 157,286
[4]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 20,932 2,642 389 23,963 Research and development expenses 52,395 11,759 6,797 70,951 Sales and marketing expenses 2,628 655 - 3,283 General and administrative expenses 49,137 5,425 32,613 87,175 Share based compensation expenses 125,092 20,481 39,799 185,372